CAPITAL DISCLOSURES	12 Months Ended
Dec. 31, 2017
Disclosure Of Capital Disclosures [Abstract]
Disclosure of objectives, policies and processes for managing capital [text block]
14. CAPITAL DISCLOSURES

Vermilion defines capital as net debt (long-term debt plus net working capital) and shareholders’ capital.

Vermilion monitors the ratio of net debt to fund flows from operations. As at December 31, 2017 our ratio of net debt to trailing fund flows from operations is 2.3 (2016 - 2.8). Vermilion manages the ratio of net debt to fund flows from operations (refer to Financial Statement Note 4 - Segmented Information) by aligning capital expenditures, dividends, and asset retirement obligations with expected fund flows from operations. Vermilion intends for the ratio of net debt to fund flows from operations to trend towards 1.5 over time.

The following table calculates Vermilion’s ratio of net debt to fund flows from operations:

	Year Ended
($M except as indicated)	Dec 31, 2017	Dec 31, 2016
Long-term debt	1,270,330	1,362,192
Current liabilities	363,306	290,862
Current assets	(261,846)	(225,906)
Net debt	1,371,790	1,427,148

Fund flows from operations	602,565	510,791

Ratio of net debt to fund flows from operations	2.3	2.8